Business Combinations - Summary of Subsidiary Acquired (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 TWD ($)
FAFG [member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Holding company and the group engaged in the design and manufacturing of electronic components
Date of Acquisition	Dec. 01, 2020
Proportion of Voting Equity Interests Acquired	100.00%
Cash Consideration	$ 12,443,637
ITGEU [member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Trading company
Date of Acquisition	Oct. 21, 2021
Proportion of Voting Equity Interests Acquired	100.00%
Cash Consideration	$ 50,368
SER [Member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Engaged in the design and manufacturing of electronic components
Date of Acquisition	Nov. 02, 2021
Proportion of Voting Equity Interests Acquired	100.00%
Cash Consideration	$ 217,919